Revenues, Contract Revenue Attributable to Licensing Arrangements (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract Revenue [Abstract]
Total contract revenue	SFr 111,026	SFr 7,194	SFr 20,255
Lilly [Member]
Contract Revenue [Abstract]
Total contract revenue	SFr 105,662	0	0
Percentage of contract revenues	95.00%
Genentech [Member]
Contract Revenue [Abstract]
Total contract revenue	SFr 0	0	SFr 14,000
Percentage of contract revenues			69.00%
Janssen [Member]
Contract Revenue [Abstract]
Total contract revenue	1,173	SFr 2,157	SFr 1,239
Percentage of contract revenues		30.00%
Life Molecular Imaging [Member]
Contract Revenue [Abstract]
Total contract revenue	2,206	SFr 0	1,080
Biogen [Member]
Contract Revenue [Abstract]
Total contract revenue	1,063	SFr 4,024	SFr 3,930
Percentage of contract revenues		56.00%	19.00%
Other [Member]
Contract Revenue [Abstract]
Total contract revenue	SFr 922	SFr 1,013	SFr 6